Disclosures on Individual Items of the Financial Statements (Details) - Schedule of revenue from contracts with customers disaggregrated by major products - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosures on Individual Items of the Financial Statements (Details) - Schedule of revenue from contracts with customers disaggregrated by major products [Line Items]
Revenue from customer disaggregation major products total	€ 33,035	€ 47,370	€ 19,087
Charging [Member]
Disclosures on Individual Items of the Financial Statements (Details) - Schedule of revenue from contracts with customers disaggregrated by major products [Line Items]
Revenue from customer disaggregation major products total	23,721	40,514	14,163
Commercial and Industrial [Member]
Disclosures on Individual Items of the Financial Statements (Details) - Schedule of revenue from contracts with customers disaggregrated by major products [Line Items]
Revenue from customer disaggregation major products total	6,334	5,472	2,964
Service [Member]
Disclosures on Individual Items of the Financial Statements (Details) - Schedule of revenue from contracts with customers disaggregrated by major products [Line Items]
Revenue from customer disaggregation major products total	2,235	1,231	1,542
Residential [Member]
Disclosures on Individual Items of the Financial Statements (Details) - Schedule of revenue from contracts with customers disaggregrated by major products [Line Items]
Revenue from customer disaggregation major products total	479	153	418
Other [Member]
Disclosures on Individual Items of the Financial Statements (Details) - Schedule of revenue from contracts with customers disaggregrated by major products [Line Items]
Revenue from customer disaggregation major products total	€ 267